Summary of Significant Accounting Policies: Basis of Presentation Policy (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Basis of Presentation Policy

Basis of presentation

The accounting and reporting policies of the Company conform to U.S. generally accepted accounting principles.

Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 915-205 “Development-Stage Entities” and among the additional disclosures required as a development stage company are that the financial statements were identified as those of a development stage company, and that the statement of operations, stockholders’ deficit and cash flows disclosed activity since the date of our Inception (May 13, 2010) as a development stage company.  Effective June 10, 2014, FASB changed its regulations with respect to Development Stage Entities and these additional disclosures are no longer required for annual reporting periods beginning after December 15, 2014.